Lease liabilities (Details Narrative) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
DisclosureLeaseliabilitiesLineItems [Line Items]
Variable lease expense	$ 598	$ 371
Variable lease to fixed payments percentage	22.00%	13.00%
Short term	$ 83	$ 46
Assets not yet available for use	17,706		$ 17,052
Construction in progress [member]
DisclosureLeaseliabilitiesLineItems [Line Items]
Assets not yet available for use	$ 77,064		$ 79,557